Inventories	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of March 31, 2021 and 2020 consisted of the following:

	As of March 31,
	2021	2020
Raw materials	$353,174	$404,457
Finished goods	620,736	533,691
Provision for inventory	(114,214)	(45,381)
Total inventories, net	$859,696	$892,767

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $62,944 and $23,871 for the years ended March 31, 2021 and 2020, respectively.